COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Future Minimum Payments under Operating Leases
2015	$432
2016	277
2017	220
2018	37

$966